UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSRS/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-4229

Churchill Cash Reserves Trust

(Exact name of Registrant as specified in charter)

120 West 45th Street, Suite 3600

New York, New York 10036

(Address of principal executive offices) (Zip code)

Joseph P. DiMaggio

120 West 45th Street, Suite 3600

New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 12/31/18

Date of reporting period: 06/30/19

FORM N-CSRS/ A

ITEM 1. REPORTS TO STOCKHOLDERS.

CHURCHILL CASH RESERVES TRUST

SEMI-ANNUAL REPORT

JUNE 30, 2019

CHURCHILL CASH RESERVES TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2019 (Unaudited)

Cash and Net Assets - 100.0%	$1,002

SHARES OF BENEFICIAL INTEREST:
Shares outstanding (unlimited number of $0.01 par value shares authorized)	1,002

Net Asset Value Per Share	$1.00

See accompanying notes to financial statements.

CHURCHILL CASH RESERVES TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2019 (Unaudited)

The Trust had no operations during the period.

See accompanying notes to financial statements.

CHURCHILL CASH RESERVES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended June 30,	Year Ended
	2019 (Unaudited)	December 31, 2018

The Trust had no operations during the periods shown.
NET ASSETS:
Beginning of period	$1,002	$1,002

End of period	$1,002	$1,002

See accompanying notes to financial statements.

CHURCHILL CASH RESERVES TRUST

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2019 (Unaudited)

Note A - Churchill Cash Reserves Trust (the "Trust"), a diversified, open-end investment company, was organized on January 4, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust commenced operations on July 9, 1985. The Trust ceased operations on January 25, 2001 inasmuch as all shares outstanding, except for 1,002 shares owned by Aquila Management Corporation (which have been subsequently transferred to its wholly-owned subsidiary, Aquila Investment Management LLC) had been redeemed by shareholders. Although the Trust is not conducting a public offering of its shares, it will continue to exist as a Massachusetts Business Trust and maintain its registration as an investment company.

On November 30, 2012, the Board of Trustees approved a change in the Trust’s fiscal year end from September 30th to December 31st.

Note B – Since inception, the Trust has qualified as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust made distributions of income and securities gains sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Note C- Aquila Investment Management LLC has agreed to pay all operating expenses of the Trust.

Proxy Voting Record (unaudited) As the Trust has ceased operations, the Trust had no portfolio securities. Therefore, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2019 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

CHURCHILL CASH RESERVES TRUST

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

	Six Months Ended June 30, 2019*	Year Ended December 31,
	(Unaudited)	2018*	2017*	2016*	2015*	2014*

Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income from Investment Operations:
Net investment income	—	—	—	—	—	—
Less Distributions:
Dividends from net investment income	—	—	—	—	—	—
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000

Total Return	—	—	—	—	—	—

Ratios/Supplemental Data
Net Assets, End of Period ($ thousands)	$1	$1	$1	$1	$1	$1
Ratio of Expenses to Average Net Assets	—	—	—	—	—	—
Ratio of Net Investment Income to Average Net Assets	—	—	—	—	—	—

* The Trust had no operations during the period.

See accompanying notes to financial statements.

Your Trust’s Expenses (unaudited)

As a Fund shareholder, you may incur ongoing costs, including management fees and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The table below assumes a $1,000 investment held for the six months indicated.

Actual Trust Expenses

The table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown on the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

Actual			Hypothetical
(actual return after expenses)			(5% annual return before expenses)
Beginning Account Value 1/01/19	Ending Account Value 06/30/19	Expenses Paid During Period 01/01/19 – 06/30/19	Ending Account Value 06/30/19	Expenses Paid During Period 01/01/19 – 06/30/19	Net Annualized Expense Ratio
$1,000	$1,000	$0.00	$1,025	$0.00	0%

1)	The Trust did not have any operations during the period.

2)	The Trust did not incur any expenses during the period (note C).

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12. EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CHURCHILL CASH RESERVES TRUST

By:	/s/ Diana P. Herrmann
Chair, Trustee and President August 19, 2019

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer August 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Chair, Trustee and President August 19, 2019

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer August 19, 2019

CHURCHILL CASH RESERVES TRUST

EXHIBIT INDEX

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.